REVENUE RECOGNITION - Remaining Performance Obligations (Details) - USD ($) $ in Billions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION
Practical expedient, remaining performance obligations	true	true	true
Remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied	$ 43.6	$ 47.8	$ 49.7